Income tax - Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of income tax [Abstract]
Current tax income	£ 3,767	£ 4,245	£ 2,971
Adjustments in respect of prior years	(5)	(9)	87
Total current tax	3,762	4,236	3,058
Total deferred tax	0	100	0
Total tax	£ 3,762	£ 4,336	£ 3,058